Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Expense

	2019	2018	2017
Current taxes expense -
Current period	$(55,847)	$(35,258)	$(43,034)
Adjustment for prior period	693	261	455

	$(55,154)	$(34,997)	$(42,579)
Deferred taxes expenses -
Origination and reversal of temporary differences	8,717	467	(6,731)

Total income tax expense	$(46,437)	$(34,530)	$(49,310)

Summary of Balances of Deferred Taxes	The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2019	2018	2019	2018	2017
Deferred tax liabilities
Maintenance deposits	$(29,863)	$(29,863)	$—	$3,277	$2,796
Prepaid dividend tax	(7,403)	(8,859)	(1,456)	(5,244)	1,671
Property and equipment	(2,896)	(7,396)	(4,500)	(2,136)	2,107
Other	(4,690)	(4,691)	(1)	641	(1,962)
Set off tax	1,455	1,869	414	(63)	2,879

	$(43,397)	$(48,940)	$(5,543)	$(3,525)	$7,491
Deferred tax assets
Provision for return conditions	$10,095	$7,136	$(2,959)	$723	$(253)
Air traffic liability	2,039	1,792	(247)	(511)	(266)
Fuel derivative	—	—	—	—	107
Other provisions	6,826	4,687	(2,139)	(271)	(272)
Tax loss	1,710	4,295	2,585	3,054	2,803
Set off tax	(1,455)	(1,869)	(414)	63	(2,879)

	$19,215	$16,041	$(3,174)	$3,058	$(760)

	$(24,182)	$(32,899)	$(8,717)	$(467)	$6,731

Summary of Reconciliation of Effective Tax Rate

	Tax rate	2019	Tax rate	2018	Tax rate	2017
Net income		$247,002		$88,198		$362,599
Total income tax expense		46,437		34,530		49,310

Profit excluding income tax		293,439		122,728		411,909

Income taxes at Panamanian statutory rates	25.0%	73,360	25.0%	30,682	25.0%	102,977
Stations - Taxable / Panama	(13.7%)	(40,205)	(19.3%)	(23,745)	(7.6%)	(31,272)
Stations - Taxable / Non Panama	2.4%	7,043	9.0%	11,052	1.6%	6,447
Stations - Non Taxable / Non Panama	(4.9%)	(14,444)	3.3%	4,106	(9.4%)	(38,684)
Dividend tax	7.2%	21,376	10.3%	12,696	2.5%	10,297
(Over) under provided in prior periods	(0.2%)	(693)	(0.2%)	(261)	(0.1%)	(455)

Provision for income taxes	15.8%	$46,437	28.1%	$34,530	12.0%	$49,310